Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Developed World Bond Fund	Oct. 28, 2020
Class A
Operating Expenses:
Management Fees	0.53%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.95%	[2]
Fee Waiver	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[2]
Class C
Operating Expenses:
Management Fees	0.53%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.67%	[2]
Fee Waiver	0.09%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[2]
Class S
Operating Expenses:
Management Fees	0.53%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	1.82%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	2.61%	[2]
Fee Waiver	1.53%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.08%	[2]
Class I
Operating Expenses:
Management Fees	0.53%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.69%	[2]
Fee Waiver	0.11%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.58%	[2]
Class N
Operating Expenses:
Management Fees	0.53%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.62%	[2]
Fee Waiver	0.04%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.58%	[2]
Class T
Operating Expenses:
Management Fees	0.53%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.85%	[2]
Fee Waiver	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[2]

[1]	"Acquired Fund" refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund's "Total Annual Fund Operating Expenses" may not correlate to the "Ratio of gross expenses to average net assets" presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.57% through at least October 31, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.